Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM TAX EXEMPT FUNDS (INVESCO TAX-EXEMPT FUNDS)
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2015